As filed with the Securities and Exchange Commission on November 24, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07763

THE MASTERS’ SELECT FUNDS TRUST

4 Orinda Way, Suite 200-D, Orinda, California 94563

Kenneth E. Gregory
4 Orinda Way, Suite 200-D
Orinda, CA  94563

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

(925) 254-8999

Date of fiscal year end: December 31, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Masters' Select Equity Fund
Schedule of Investments in Securities at September 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 94.4%

Consumer Discretionary - 16.2%
185,360	Amazon.com, Inc. (a)	$13,486,794
57,600	Coca-Cola Co.	3,045,888
386,000	Disney (Walt) Co.	11,846,340
500,000	Eastman Kodak Co.	7,690,000
282,500	Finish Line, Inc.	2,822,175
332,000	General Motors Corp.	2,951,480
97,000	Genesco, Inc. (a)	3,247,560
53,190	Kohl's Corp. (a)	2,450,995
67,000	Las Vegas Sands Corp. (a)	2,419,370
250,000	Lennar Corp.	3,797,500
461,000	Liberty Media Holding Corp. - Entertainment (a)	11,511,170
519,000	Liberty Media Holding Corp. - Interactive (a)	6,700,290
36,000	News Corp.	431,640
51,000	Wal Mart Stores, Inc.	3,054,390
		75,455,592
Consumer Staples - 1.9%
109,300	Costco Wholesale Corp.	7,096,849
25,000	Ralcorp Holdings, Inc. (a)	1,685,250
		8,782,099
Energy - 17.1%
91,600	Canadian Natural Resources Ltd.	6,270,936
281,500	Chesapeake Energy Corp.	10,094,590
198,400	ConocoPhillips	14,532,800
299,400	EOG Resources, Inc.	26,784,324
87,500	Hornbeck Offshore Services, Inc. (a)	3,379,250
105,000	National Oilwell Varco, Inc. (a)	5,274,150
83,000	Range Resources Corp.	3,558,210
58,000	Smith International, Inc.	3,401,120
35,000	Transocean, Inc.	3,844,400
96,000	Willbros Group, Inc. (a)	2,544,000
		79,683,780
Financials - 20.9%
210,100	American Express Co.	7,443,843
199,700	American International Group, Inc.	665,001
417,200	Bank of New York Mellon Corp.	13,592,376
112	Berkshire Hathaway, Inc. - Class A (a)	14,627,200
11,700	Brookfield Asset Management, Inc.	321,048
60,000	Capital One Financial Corp.	3,060,000
238,300	CapitalSource, Inc.	2,931,090
112,360	Charles Schwab Corp.	2,921,360
36,024	Fairfax Financial Holdings Ltd.	11,833,884
160,000	HCC Insurance Holdings, Inc.	4,320,000
48,000	IntercontinentalExchange, Inc. (a)	3,872,640
376,800	JPMorgan Chase & Co.	17,596,560
237,000	Merrill Lynch & Co., Inc.	5,996,100
324,000	MGIC Investment Corp.	2,277,720
109,700	Transatlantic Holdings, Inc.	5,962,195
		97,421,017

Masters' Select Equity Fund
Schedule of Investments in Securities at September 30, 2008 (Unaudited) - continued

Shares		Value

Health Care - 7.0%
100,000	Allergan, Inc.	$5,150,000
52,000	Cephalon, Inc. (a)	4,029,480
9,400	Community Health System, Inc. (a)	275,514
654,700	Health Management Association, Inc.	2,723,552
200,000	Health Net, Inc. (a)	4,720,000
66,560	Illumina, Inc. (a)	2,697,677
12,350	Intuitive Surgical, Inc. (a)	2,976,103
87,000	Invitrogen Corp. (a)	3,288,600
63,000	Mindray Medical International Ltd.	2,124,990
170,783	Neurometrix, Inc. (a)	162,244
90,000	NuVasive, Inc. (a)	4,439,700
		32,587,860
Industrials - 8.4%
121,000	Carlisle Cos, Inc.	3,626,370
148,000	FedEx Corp.	11,697,920
11,930	First Solar, Inc. (a)	2,253,696
52,000	FTI Consulting, Inc. (a)	3,756,480
63,500	Genco Shipping & Trading Ltd.	2,110,740
100,000	General Electric Co.	2,550,000
117,500	HUB Group, Inc. (a)	4,423,875
82,000	Skywest, Inc.	1,310,360
170,000	SYKES Enterprises, Inc. (a)	3,733,200
47,000	Tam S.A. - ADR	886,420
78,000	Vestas Wind Systems A/S - ADR (a)	2,273,700
14,000	Walter Industries, Inc.	664,300
		39,287,061
Materials - 4.3%
614,242	Cemex S.A. de C.V. - ADR	10,577,247
94,000	International Flavors & Fragrances, Inc.	3,709,240
28,200	Monsanto Co.	2,791,236
39,000	United States Steel Corp.	3,026,790
		20,104,513
Other Investment Company - 0.7%
171,800	SPDR S&P Homebuilders ETF	3,379,306

Technology - 15.8%
41,450	Apple, Inc. (a)	4,711,207
292,310	Broadcom Corp. (a)	5,445,735
162,500	Commvault Systems, Inc. (a)	1,958,125
607,000	Dell, Inc. (a)	10,003,360
31,040	Google, Inc. - Class A (a)	12,432,141
48,540	Hewlett Packard Co.	2,244,489
28,600	Intermec, Inc. (a)	561,704
111,000	LAM Research Corp. (a)	3,495,390
99,000	MEMC Electronic Materials, Inc. (a)	2,797,740
112,600	Nuance Communications, Inc. (a)	1,372,594
150,000	Polycom, Inc. (a)	3,469,500
70,840	QUALCOMM, Inc.	3,043,995
50,000	Salesforce.com, Inc. (a)	2,420,000
1,120,000	Sonus Networks, Inc. (a)	3,225,600
1,073,000	Sun Microsystems, Inc. (a)	8,154,800
725,000	Symmetricom, Inc. (a)	3,603,250

Masters' Select Equity Fund
Schedule of Investments in Securities at September 30, 2008 (Unaudited) - continued

Shares/
Principal
Amount		Value

Technology (continued) - 15.8%
57,000	VMware, Inc. (a)	$1,518,480
200,000	Yahoo!, Inc. (a)	3,460,000
		73,918,110
Telecommunication Services - 2.1%
3,587,480	Level 3 Communications, Inc. (a)	9,686,196

TOTAL COMMON STOCKS		440,305,534
	(Cost $443,804,322)

SHORT-TERM INVESTMENTS - 7.0%
$32,655,000	State Street Bank & Trust Co., 0.500%, 09/30/08, due 10/01/08
	[collateral: $33,455,000, Freddic Mac, 4.150%, due 01/29/13,
	Fannie Mae, 5.500%, due 12/14/22, Freddic Mac, 6.082%, due 10/01/36,
	value $32,655,000] (proceeds $32,655,455)	32,655,000

TOTAL SHORT-TERM INVESTMENTS
	(Cost $32,655,000)	32,655,000

TOTAL INVESTMENTS IN SECURITIES
	(Cost $476,459,322): 101.4%	472,960,534

Liabilities in Excess of Other Assets: (1.4%)		(6,707,273)

Net Assets: 100%		$466,253,261

ADR - American Depository Receipt
(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments		$476,459,322
Gross unrealized appreciation		83,233,495
Gross unrealized depreciation		-86,732,283
Net unrealized depreciation		$(3,498,788)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Equity Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$472,960,534	$440,305,534	$32,655,000	$0
Other Financial instruments	$0	$0	$0	$0
Total	$472,960,534	$440,305,534	$32,655,000	$0

Masters' Select International Fund
Schedule of Investments in Securities at September 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 90.8%

Australia - 1.7%
832,700	CSL Ltd.	$25,097,697
Belgium - 1.1%
235,087	Nationale A Portefeuille	15,571,282
Brazil - 2.5%
585,850	Banco Bradesco S.A.	9,432,185
1,289,543	Gafisa S.A.	16,159,519
247,800	Petroleo Brasileiro S.A.	10,890,810
		36,482,514
Canada - 4.4%
320,600	Canadian Natural Resources Ltd.	21,948,276
231,062	Potash Corp. of Saskatchewan	30,502,494
1,253,336	Viterra, Inc. (a)	12,026,066
		64,476,836
China - 1.9%
5,313,000	China Life Insurance Co. Ltd.	19,666,592
27,483,900	Country Garden Holdings Co. Ltd.	8,637,821
		28,304,413
Denmark - 2.2%
184,815	Novo Nordisk A/S	9,468,389
265,911	Vestas Wind Systems A/S (a)	23,155,163
		32,623,552
France - 9.1%
166,100	Alstom S.A.	12,527,806
839,366	AXA S.A.	27,521,768
239,900	BNP Paribas	23,066,483
221,040	GDF Suez	11,568,095
183,300	Neopost S.A.	17,260,029
1,039,000	Publicis Groupe	32,710,204
87,400	Schneider Electric S.A.	7,582,522
		132,236,907
Germany - 4.8%
351,500	Commerzbank AG	5,249,693
146,475	Deutsche Bank AG	10,423,194
937,398	MLP AG	17,342,994
67,733	Muenchener Rueckversicherungs AG	10,227,334
505,000	SAP AG	27,122,313
		70,365,528
Greece - 1.7%
805,900	OPAP S.A.	24,672,493
Hong Kong - 5.5%
709,000	Cheung Kong Holdings Ltd.	8,040,420
9,645,811	CNOOC Ltd.	11,066,581
1,588,642	Esprit Holdings Ltd.	9,758,493
1,689,930	Guoco Group Ltd.	14,438,272
1,754,700	Hong Kong Exchanges & Clearing Ltd.	21,800,971
1,955,000	Hutchison Whampoa Ltd.	14,879,745
		79,984,482
Ireland - 0.7%
1,150,000	Babcock & Brown Air Ltd.	10,752,500

Masters' Select International Fund
Schedule of Investments in Securities at September 30, 2008 (Unaudited) - Continued

Shares		Value

Israel - 3.6%
1,158,462	Teva Pharmaceutical Industries Ltd.	$53,045,975
Japan - 16.0%
654,800	Asatsu-DK, Inc.	18,692,698
227,300	Canon, Inc.	8,532,178
2,223,000	Daiwa Securities Group, Inc.	15,994,025
126,300	Fanuc Ltd.	9,564,872
1,942,400	Ichiyoshi Securities Co. Ltd.	20,415,472
2,719	Japan Tobacco, Inc.	10,277,691
701,000	Mitsui Fudosan Co. Ltd.	13,549,605
85,500	Nintendo Co. Ltd.	35,735,166
3,431,000	Nippon Sheet Glass Co. Ltd.	17,774,902
15,801	NTT DoCoMo, Inc.	25,582,963
60,150	ORIX Corp.	7,468,321
406,300	Rohm Co. Ltd.	22,389,130
616,000	Toyota Motor Corp.	26,258,536
		232,235,559
Luxembourg - 1.7%
359,200	Millicom International Cellular S.A. (a)	24,666,264
Mexico - 2.8%
655,400	America Movil SAB de CV	30,384,344
2,823,300	Wal-Mart de Mexico SAB de CV	9,853,866
		40,238,210
Norway - 1.8%
3,408,400	Norske Skogindustrier ASA	14,128,516
1,197,800	Songa Offshore ASA (a)	11,330,329
		25,458,845
Philippines - 1.3%
216,262,000	Energy Development Corp.	18,601,952
Poland - 0.7%
8,856,000	Netia S.A.	9,724,152
Russia - 1.4%
651,900	Gazprom OAO	20,949,239
Singapore - 2.0%
16,432,000	GuocoLeisure Ltd.	5,207,309
1,412,000	Keppel Corp. Ltd.	7,858,944
5,571,600	Singapore Press Holdings Ltd.	15,550,060
		28,616,313
South Korea - 0.7%
195,980	LG Corp.	10,235,342
Sweden - 1.2%
2,422,000	D Carnegie AB	17,781,087
Switzerland - 11.5%
1,069,836	Actelion Ltd. (a)	54,948,685
174,950	Compagnie Financiere Richemont S.A.	7,805,679
568,000	Credit Suisse Group AG	27,166,518
266,339	Lonza Group AG	33,275,083
39,033	Meyer Burger Technology AG (a)	8,461,357
257,400	Nestle S.A.	11,086,302
464,000	Novartis AG	24,380,298
		167,123,922

Masters' Select International Fund
Schedule of Investments in Securities at September 30, 2008 (Unaudited) - Continued

Shares/
Principal
Amount		Value

Taiwan - 2.2%
3,072,350	HON HAI Precision Industry Co. Ltd.	$10,942,795
27,366,785	United Microelectronics Corp.	9,033,303
20,841,485	Yuanta Financial Holding Co. Ltd.	11,600,326
		31,576,424
United Kingdom - 8.3%
339,600	BHP Billiton Plc	7,692,261
5,006,845	Brit Insurance Holdings Plc	16,222,913
2,034,900	British Sky Broadcasting Group Plc	15,152,997
2,013,800	Carpetright Plc	21,870,172
962,700	Diageo Plc	16,318,579
752,000	GlaxoSmithKline Plc	16,268,425
6,595,000	Lloyds TSB Group Plc	27,470,715
		120,996,062
TOTAL COMMON STOCKS
	(Cost $1,545,344,540)	1,321,817,550

SHORT-TERM INVESTMENTS - 6.2%
$89,512,000	State Street Bank & Trust Co., 0.500%, 09/30/08, due 10/01/08
	[collateral: $91,070,000, Freddic Mac, 4.150%, due 01/29/13,
	value $89,512,000] (proceeds $89,513,243)	89,512,000

TOTAL SHORT-TERM INVESTMENTS
	(Cost $89,512,000)	89,512,000

TOTAL INVESTMENTS IN SECURITIES
	(Cost $1,634,856,540): 97.0%	1,411,329,550

Other Assets Less Liabilities: 3.0%		42,993,073

Net Assets: 100%		$1,454,322,623

ADR - American Depository Receipt
(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments		$1,634,856,540
Gross unrealized appreciation		57,939,488
Gross unrealized depreciation		(281,466,478)
Net unrealized depreciation		$(223,526,990)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Masters' Select International Fund
Schedule of Investments in Securities at September 30, 2008 (Unaudited) - Continued

Sector	Net Assets

Finance	25.3%
Healthcare & Pharmaceuticals	14.9%
Consumer Discretionary	12.2%
Technology	9.0%
Industrials	8.4%
Telecommunications	6.2%
Energy	5.2%
Materials	4.8%
Consumer Staples	4.1%
Utilities	2.1%
Cash and Other Assets	7.8%
Net Assets	100.0%

Master's Select International Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$1,411,329,550	$224,598,153	$1,186,731,397	$0
Other Financial instruments	$8,395,510	$8,395,510	$0	$0
Total	$1,419,725,060	$232,993,663	$1,186,731,397	$0

Masters' Select Value Fund
Schedule of Investments in Securities at September 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 93.4%

Consumer Discretionary - 30.3%
33,000	Amazon.com, Inc. (a)	$2,401,080
80,000	Discovery Communications, Inc. - Class A (a)	1,140,000
112,200	Discovery Communications, Inc. (a)	1,588,752
180,000	Eastman Kodak Co.	2,768,400
192,000	General Motors Corp.	1,706,880
106,000	Home Depot, Inc. (The)	2,744,340
246,000	Liberty Media Corp. - Entertainment (a)	6,142,620
489,500	Liberty Media Corp. - Interactive (a)	6,319,445
152,320	Limited Brands, Inc.	2,638,183
51,500	McDonald's Corp.	3,177,550
347,110	News Corp.	4,161,849
217,000	Time Warner, Inc.	2,844,870
112,500	Viacom, Inc. - Class B (a)	2,794,500
333,627	Virgin Media, Inc.	2,635,653
199,000	Walt Disney Co. (The)	6,107,310
100,000	Yum! Brands, Inc.	3,261,000
		52,432,432
Consumer Staples - 6.0%
130,819	Imperial Tobacco Group Plc	4,185,042
1,650	Japan Tobacco, Inc.	6,137,071
		10,322,113
Financials - 15.9%
857	Berkshire Hathaway, Inc. - Class B (a)	3,766,515
145,000	Capital One Financial Corp.	7,395,000
20,000	Fairfax Financial Holdings Ltd.	6,437,211
66,000	JPMorgan Chase & Co.	3,082,200
60,000	Merrill Lynch & Co., Inc.	1,518,000
61,000	Societe Generale	5,325,245
		27,524,171
Health Care - 6.3%
150,000	Bristol Myers Squibb Co.	3,127,500
187,620	Rhoen Klinikum AG	5,442,074
130,000	Schering Plough Corp.	2,401,100
		10,970,674
Industrials - 5.6%
269	Armstrong World Industries, Inc.	7,774
44,000	FedEx Corp.	3,477,760
30,000	General Electric Co.	765,000
58,800	Siemens AG	5,443,663
		9,694,197
Materials - 6.8%
291,834	Cemex S.A. de C.V. - ADR	5,025,382
112,602	Weyerhaeuser Co.	6,821,429
		11,846,811

Masters' Select Value Fund
Schedule of Investments in Securities at September 30, 2008 (Unaudited) - Continued

Shares/
Principal
Amount		Value

Technology - 14.7%
75	Comdisco Holding Co., Inc. (a)	$713
3,650,000	Comdisco, Inc. (a)	0
395,000	Dell, Inc. (a)	6,509,600
5,400	Google, Inc. - Class A (a)	2,162,808
156,000	Intel Corp.	2,921,880
759,570	LSI Corp. (a)	4,071,295
531,000	Sun Microsystems, Inc. (a)	4,035,600
135,000	Western Union Co. (The)	3,330,450
144,000	Yahoo!, Inc. (a)	2,491,200
		25,523,546
Telecommunication Services - 7.8%
2,783,708	Level 3 Communications, Inc. (a)	7,516,012
84,000	Telephone & Data Systems, Inc. - Special Shares	3,015,600
84,000	Telephone & Data Systems, Inc.	3,003,000
		13,534,612
TOTAL COMMON STOCKS
	(Cost $166,124,938)	161,848,556

PREFERRED STOCKS - 0.0%

Telecommunication Services - 0.0%
54	PTV, Inc.	35

TOTAL PREFERRED STOCKS		35
	(Cost $0)

SHORT-TERM INVESTMENTS - 10.9%
$18,826,000	State Street Bank & Trust Co., 0.500%, 09/30/08, due 10/01/08
	[collateral: $19,160,000, Freddic Mac, 4.150%, due 01/29/13,
	value $18,826,000] (proceeds $18,826,261)	18,826,000

TOTAL SHORT-TERM INVESTMENTS
	(Cost $18,826,000)	18,826,000

TOTAL INVESTMENTS IN SECURITIES
	(Cost $184,950,938): 104.3%	180,674,591

Liabilities in Excess of Other Assets: (4.3%)		(7,375,227)

Net Assets: 100%		$173,299,364

ADR - American Depository Receipt.
(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments		$184,950,938
Gross unrealized appreciation		26,139,397
Gross unrealized depreciation		(30,415,744)
Net unrealized depreciation		$(4,276,347)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Value Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$180,674,591	$161,848,591	$18,826,000	$0
Other Financial instruments	$877,289	$877,289	$0	$0
Total	$181,551,880	$162,725,880	$18,826,000	$0

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at September 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 91.6%

Consumer Discretionary - 19.2%
454,400	Charming Shoppes, Inc. (a)	$2,222,016
430,500	Circuit City Stores, Inc.	327,180
17,891	Deckers Outdoor Corp. (a)	1,862,095
1,003,000	dELiA*s, Inc. (a)	2,888,640
207,500	Finish Line, Inc.	2,072,925
53,697	Fisher Communications, Inc.	2,115,662
233,300	Foot Locker, Inc.	3,770,128
73,000	Genesco, Inc. (a)	2,444,040
118,000	Goodyear Tire & Rubber Co. (a)	1,806,580
161,500	Jo-Ann Stores, Inc. (a)	3,388,270
450,300	LodgeNet Interactive Corp. (a)	914,109
45,000	Red Robin Gourmet Burgers, Inc. (a)	1,206,000
99,979	Scientific Games Corp. (a)	2,301,517
66,195	Signet Jewelers Ltd.	1,547,639
500,000	Wendy's/Arby's Group, Inc.	2,630,000
		31,496,801
Consumer Staples - 2.7%
757,200	Central Garden and Pet Co. (a)	4,505,340

Energy - 17.3%
27,400	Atwood Oceanics, Inc. (a)	997,360
45,000	Continental Resources, Inc. (a)	1,765,350
450,000	Edge Petroleum Corp. (a)	805,500
85,000	Exterran Holdings, Inc. (a)	2,716,600
61,500	Hornbeck Offshore Services, Inc. (a)	2,375,130
47,000	National Oilwell Varco, Inc. (a)	2,360,810
295,000	Parker Drilling Co. (a)	2,365,900
148,300	Patterson-UTI Energy, Inc.	2,968,966
179,900	Rosetta Resources, Inc. (a)	3,302,964
93,300	Rowan Companies, Inc.	2,850,315
41,500	Smith International, Inc.	2,433,560
40,000	T-3 Energy Services, Inc. (a)	1,484,800
75,000	Willbros Group, Inc. (a)	1,987,500
		28,414,755
Financials - 10.3%
14,280	Alleghany Corp. (a)	5,212,200
175,000	Annaly Capital Management, Inc.	2,353,750
105,000	Capital Trust, Inc.	1,627,500
265,500	Chimera Investment Corp.	1,648,755
836,000	Conseco, Inc. (a)	2,942,720
28,800	Mercury General Corp.	1,576,800
236,000	MGIC Investment Corp.	1,659,080
		17,020,805

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at September 30, 2008 (Unaudited) - Continued

Shares/
Principal
Amount		Value

Health Care - 10.5%
71,382	Alexion Pharmaceuticals, Inc. (a)	$2,805,313
23,000	Amylin Pharmaceuticals, Inc. (a)	465,060
38,200	Analogic Corp.	1,900,832
39,078	Cerner Corp. (a)	1,744,442
163,878	Conceptus, Inc. (a)	2,717,097
56,900	Cooper Cos, Inc.	1,977,844
79,400	Healthsouth Corp. (a)	1,463,342
45,000	Psychiatric Solutions, Inc. (a)	1,707,750
165,000	Sun Healthcare Group, Inc. (a)	2,418,900
		17,200,580
Industrials - 13.5%
40,310	FTI Consulting, Inc. (a)	2,911,994
48,000	Genco Shipping & Trading Ltd.	1,595,520
87,000	HUB Group, Inc. (a)	3,275,550
73,000	Mine Safety Appliances Co.	2,782,760
59,100	Northwest Pipe Co. (a)	2,577,942
134,000	Spirit Aerosystems Holdings, Inc. (a)	2,153,380
105,000	Stanley, Inc. (a)	3,875,550
114,900	Trinity Industries, Inc.	2,956,377
		22,129,073
Information Technology - 13.8%
1,250,000	ARM Holdings Plc	2,114,046
96,800	Avnet, Inc. (a)	2,384,184
124,900	Commvault Systems, Inc. (a)	1,505,045
32,144	Concur Technologies, Inc. (a)	1,229,830
824,999	Extreme Networks, Inc. (a)	2,780,247
69,069	Microsemi Corp. (a)	1,759,878
320,000	ON Semiconductor Corp. (a)	2,163,200
266,763	Sapient Corp. (a)	1,982,049
45,602	Sybase, Inc. (a)	1,396,333
42,100	SYKES Enterprises, Inc. (a)	924,516
75,000	Synaptics, Inc. (a)	2,266,500
65,600	VistaPrint Ltd. (a)	2,154,304
		22,660,132
Materials - 2.8%
101,000	Nalco Holding Co.	1,872,540
484,725	Novamerican Steel, Inc. (a)	756,171
200,000	Spartech Corp.	1,980,000
		4,608,711
Other Investment Company - 1.5%
19,000	Midcap SPDR Trust Series 1	2,504,200

TOTAL COMMON STOCKS
	(Cost $182,179,180)	150,540,397

SHORT-TERM INVESTMENTS - 10.8%
$17,834,000	State Street Bank & Trust Co., 0.500%, 09/30/08, due 10/01/08
	[collateral: $18,155,000, Freddic Mac, 4.150%, due 01/29/13,
	value $17,834,000] (proceeds $17,834,248)	17,834,000

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at September 30, 2008 (Unaudited) - Continued

Value

TOTAL SHORT-TERM INVESTMENTS
(Cost $17,834,000)	$17,834,000

TOTAL INVESTMENTS IN SECURITIES
(Cost $200,013,180): 102.4%	168,374,397

Liabilities in Excess of Other Assets: (2.4%)	(3,882,717)

Net Assets: 100%	$164,491,680

(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$200,013,180
Gross unrealized appreciation	9,619,754
Gross unrealized depreciation	(41,258,537)
Net unrealized depreciation	$(31,638,783)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Smaller Companies Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$168,374,397	$150,540,397	$17,834,000	$0
Other Financial instruments	$0	$0	$0	$0
Total	$168,374,397	$150,540,397	$17,834,000	$0

Masters' Select Focused Opportunities Fund
Schedule of Investments in Securities at September 30, 2008 (Unaudited)

Shares/
Principal
Amount		Value

COMMON STOCKS - 87.7%

Consumer Discretionary - 11.8%
50,900	Amazon com, Inc. (a)	$3,703,484
46,700	Las Vegas Sands Corp. (a)	1,686,337
122,500	News Corp.	1,468,775
304,759	Virgin Media, Inc.	2,407,596
		9,266,192
Consumer Staples - 4.2%
891	Japan Tobacco, Inc.	3,314,019

Energy - 12.7%
60,500	Canadian Natural Resources Ltd.	4,141,830
24,300	EOG Resources, Inc.	2,173,878
73,500	National Oilwell Varco, Inc. (a)	3,691,905
		10,007,613
Financials - 27.4%
184,000	American Express Co.	6,519,120
99,300	American International Group, Inc.	330,669
112,189	Bank of New York Mellon Corp.	3,655,118
42,300	IntercontinentalExchange, Inc. (a)	3,412,764
103,600	JPMorgan Chase & Co.	4,838,120
32,000	Societe Generale	2,793,571
		21,549,362
Health Care - 5.4%
83,100	Allergan, Inc.	4,279,650

Industrials - 4.5%
38,020	Siemens AG	3,519,865

Materials - 4.8%
62,680	Weyerhaeuser Co.	3,797,154

Technology - 12.2%
9,400	Google, Inc. (a)	3,764,888
581,118	LSI Corp. (a)	3,114,793
55,700	Salesforce.com, Inc. (a)	2,695,880
		9,575,561
Utilities - 4.7%
39,351	RWE AG	3,740,052

TOTAL COMMON STOCKS
	(Cost $94,189,999)	69,049,468

SHORT-TERM INVESTMENTS - 2.6%
$2,076,000	State Street Bank & Trust Co., 0.500%, 09/30/08, due 10/01/08
	[collateral: $2,115,000, Freddic Mac, 4.150%, 01/29/13,
	value $2,076,000] (proceeds $2,076,029)	2,076,000

TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,076,000)	2,076,000

Masters' Select Focused Opportunities Fund
Schedule of Investments in Securities at September 30, 2008 (Unaudited) - continued

Value

TOTAL INVESTMENTS IN SECURITIES
(Cost $96,265,999): 90.3%	$71,125,468

Other Assets Less Liabilities: 9.7%	7,599,017

Net Assets: 100%	$78,724,485

(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows*:

Cost of investments	$96,265,999
Gross unrealized appreciation	1,113,054
Gross unrealized depreciation	(26,253,585)
Net unrealized depreciation	$(25,140,531)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Focused Opportunity Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$71,125,468	$69,049,468	$2,076,000	$0
Other Financial instruments	$824,721	$824,721	$0	$0
Total	$71,950,189	$69,874,189	$2,076,000	$0

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Masters’ Select Funds Trust

By (Signature and Title)  /s/ Kenneth E. Gregory
                                                                  Kenneth E. Gregory, President

Date  11/24/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kenneth E. Gregory
                                                                    Kenneth E. Gregory, President

Date  11/24/08

By (Signature and Title)*  /s/ John Coughlan
                                                                    John Coughlan, Treasurer

Date  11/24/08

* Print the name and title of each signing officer under his or her signature.